Leases (Details 1) $ in Thousands	Mar. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 888
2022	933
2023	908
2024
2025
Thereafter	3,275
Total undiscounted cash flows	6,004
Less: imputed interest	(3,188)
Present value of lease liabilities	$ 2,816